UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2005

Date of reporting period: 07/01/2004 - 06/30/05

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote Yes or No	How Cast its Vote	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64120L104	9/2/2004	1. Directors Recommend.
2. Approve the company´s amended and restated 1999 stock incentive plan.
3. Approve an amendment to the company´s employee stock purchase plan.
			4. Ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Integrated Device Technology, Inc.	IDTI 458118106	9/16/2004.	1. Directors Recommend.
2. Approval of the adoption of the 2004 equity plan and authorize the reservation and issuance.
			3. Ratification of selection of PricewaterhouseCoopers LLP as the company´s independent accountants.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Cisco systems, Inc.	CSCO 17275R102	11/18/2004	1. Directors Recommend. 2.Ratification of the appointment of PricewaterhouseCoopers LLP as Cisco´s independent accountants.	Issuer Issuer	Yes Yes	For For	For Against
Cardinal Health, Inc.	CAH 14149Y108	12/8/2004	1. Election of Directors. 2. Proposal to amend the company´s performance-based incentive compensation plan. 3. Proposal from a shareholder on annual election of directors, if presented properly.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For Against
Fair Isaac Corp.	FIC 303250104	2/1/2005	1. Election of Directors. 2. To ratify the appointment of Deloitte & Touche LLP as the Company´s independent auditors.	Issuer Issuer	Yes Yes	For For	For For
Hewllet-Packard Co.	HPQ 428236103	3/16/2005	1. Directors recommend.
2. Proposal to ratify Ernst & Young LLP as company´s independent registered public accounting firm.
			3. Approval of an amendment to the company 2000 employee stock purchase plan.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Applied Material, Inc.	AMAT 38222105	3/23/2005	1. Directors recommend. 2. To ratify the appointment of KPMG LLP as Company´s independent registered public accounting firm.	Issuer Issuer	Yes Yes	For For	For For
Texas Instruments Incorporated	TXN 882508104	4/21/2005	1. Directors recommend.
2. Proposal to ratify Ernst & Young LLP as company´s independent registered public accounting firm.
3. To approve the TI employees 2005 stock purchase plan.
			4. To reapprove the material terms of the performance goals under 200 long-term incentive plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
EMC Corp.	EMC 268648102	5/5/2005	1. Directors recommend.
2. To approve amendments to the EMC Corp. 2003 stock plan to increase by 100,000,000 the number of share available under the plan.
3. To ratify the selection by the audit committee of the board of directors of pricewaterhousecoopers LLP as the independent auditors.
4. To act upon a shareholder proposal relating to performance - based stock option.
			5. To act upon a shareholder proposal relating to EMC´s audit committee.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For Against Against	For For For For For
Novellus Systems, Inc.	NVLS 670008101	4/29/2005	1. Directors recommend.
2. Proposal to ratify and approve an amendment to the Company´s 2001 stock incentive plan.
3. Proposal to ratify and approve an amendment to the Company´s amended and restated 1992 employee stock purchase plan.
			4. Proposal to ratify and approve the appointment of Ernst & Young LLP as the independent auditors.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Motorola, Inc.	MOT 620076109	5/2/2005	1. Directors recommend. 2. Shareholder proposal re: Non-deductible executive compensation. 3. Shareholder proposal re: Director election by majority vote.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For Against Against
Freescale Semiconductor, Inc.	FSL.B 35687M206	4/29/2005	1. Directors recommend.
2. To approve amendments to our amended and restated certificate of incorporation.
3. To approve amendments to our amended and restated by-laws.
4. To approve our omnibus incentive plan of 2005.
			5. To ratify the appointment of the independent registered public accounting firm of KPMG LLP as our independent auditors.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Intel Corp.	INTC 458140100	5/18/2005	1. Directors recommend.
2. Ratification of selection of independent registered public accounting firm.
3. Approval of amendment and extension of the 2004 equity incentive plan.
			4. Approval of amendment and extension of the executive officer incentive plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Amgen Inc.	AMGN 31162100	5/11/2005	1. Directors recommend.
2.To ratify the selection of Ernst & young LLP as the Co´s independent registered public accountants.
3A. Stockholder proposal #1 (In vitro testing).
3B. Stockholder proposal #2 (Executive compensation).
			3C. Stockholder proposal #3 (Stock retention).	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For Abstain Against For	For For Against For Against
JP Morgan Chase & Co.	JPM 46625H100	5/17/2005	1. Directors recommend.
2. Appointment of independent registered public accounting firm.
3. Approval of 2005 long-term incentive plan.
4. Director term limits.
5. Separation of chairman and CEO.
6. Competitive plan.
			7. Recoup unearned management bonuses.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For For For	For For For For For For For
AXA SAR	AXA 54536107	4/20/2005	Approval of financial statements, and the agreements mentioned in the Auditors´ Special Report. Appointment of board directors. Authorization granted to the management board. Delegation of authority to the management board. So on from the first resolution to thirtieth resolution.	Issuer	Yes	For	For
TIME WARNER INC.	TWX 887317105	5/20/2005	1. Directors recommend. 2. Ratification of auditors. 3. Stockholder proposal regarding pay comparison.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For Against
CEPHALON, INC.	CEPH 156708109	5/18/2005	1. Directors recommend. 2. Ratification of appointment of independent registered public accountants.	Issuer Issuer	Yes Yes	For For	For For
SYMBOL TECHNOLOGIES, INC.	SBL 871508107	5/9/2005	1. Directors recommend. 2. The ratification of the appointment of Ernst & Young LLP as the company´s independent registered public accounting firm.	Issuer Issuer	Yes Yes	For For	For For
BIOGEN IDEC INC.	BIIB 09062X103	6/3/2005	1. Directors recommend.
2. To ratify the selection of pricewaterhousecoopers LLP as the company´s independent registered public accounting firm.
3. To approve our 2005 omnibus equity plan.
			4. To approve the amendment and restatement of our 1995 employee stock purchase plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
TERADYNE, INC.	TER 880770102	5/26/2005	1. Directors recommend. 2. To ratify the selection of pricewaterhousecoopers LLP as independent auditors.	Issuer Issuer	Yes Yes	For For	For For
VERISING, INC.	VRSN 92343E102	05/26/05	1. Directors recommend. 2. Proposal to amend the 1998 directors stock option plan and annual option grants. 3. Proposal to ratify the selection of KPMG LLP as independent auditors.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Robert Brody
Robert Brody
President
Date: 07/23/2010